Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 42,554	$ 142,212
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	18,026	24,327
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,191	23,655
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	9,818	46,668
Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	8,519	47,562
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	15,651	107,278
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	844	13,048
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	6,288	46,668
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	8,519	47,562
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	26,903	34,934
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	18,026	24,327
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,347	10,607
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	3,530	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0